Shareholder Report, Holdings (Details)	Feb. 28, 2025
C000000938 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000000938 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000938 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000938 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000938 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000938 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000938 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000938 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000938 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000938 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000000938 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000939 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C000000939 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C000000939 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C000000939 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000000939 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000939 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000939 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000939 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000939 [Member] | Student Loan [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000939 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.10%
C000000939 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.40%
C000000943 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000943 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000943 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000943 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000943 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000943 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000943 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000943 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000943 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000943 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000000943 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000943 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000943 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000943 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000943 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000943 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000943 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000000943 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000943 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000943 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000943 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000943 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000943 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000943 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000943 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000943 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000943 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000943 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000943 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000943 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000943 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000943 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000943 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000943 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000943 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000943 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000943 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000943 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000944 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000944 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000944 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C000000944 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000000944 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000944 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000944 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000944 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000944 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000944 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C000000944 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000000944 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C000000944 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000944 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000944 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000944 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000944 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000000944 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000000944 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000944 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000944 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000944 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000944 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000944 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000944 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000000944 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000944 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000944 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000000944 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000944 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000944 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000944 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000000944 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000944 [Member] | MARYLAND
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000944 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000944 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000944 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000944 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C000000948 [Member] | Multi State [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000948 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000948 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000948 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000948 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000948 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000948 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000948 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000948 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000948 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000948 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000948 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000948 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000948 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000000948 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000948 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000948 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000948 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000948 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000948 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000948 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000948 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000948 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000948 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000948 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000948 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000948 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000948 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000948 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000948 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000948 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000948 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000948 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000948 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000948 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000948 [Member] | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000948 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000948 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000948 [Member] | HAWAII
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000948 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000948 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000948 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000948 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000948 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000948 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000948 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000949 [Member] | Multi State [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000949 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000000949 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000949 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C000000949 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000949 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C000000949 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.70%
C000000949 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000949 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000949 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000949 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C000000949 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000949 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000949 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000000949 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000949 [Member] | KENTUCKY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000949 [Member] | NEVADA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000949 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000949 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000949 [Member] | OREGON
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000949 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000949 [Member] | RHODE ISLAND
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000949 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000949 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000949 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000949 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000949 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000949 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000949 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000000949 [Member] | CONNECTICUT
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000949 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000000949 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000949 [Member] | INDIANA
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000949 [Member] | MINNESOTA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000949 [Member] | MISSOURI
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000000949 [Member] | NEBRASKA
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000949 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000949 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000000949 [Member] | HAWAII
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000949 [Member] | ALASKA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000949 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000949 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000949 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000949 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000949 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000000949 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000950 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000000950 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000000950 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000950 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000950 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000950 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000950 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000950 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000950 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000950 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000950 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000951 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000000951 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C000000951 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C000000951 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000951 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C000000951 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000951 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000951 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000951 [Member] | Facilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000000951 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C000000951 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000952 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000000952 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000000952 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000952 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000000952 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000952 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000000952 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000000952 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000952 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000952 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000000952 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000000952 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000953 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.00%
C000000953 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000000953 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000953 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000953 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.60%
C000000953 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.70%
C000000953 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000953 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000953 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C000000953 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000000953 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C000000953 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.80%)
C000000954 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[1]
C000000954 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[1]
C000000954 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[1]
C000000954 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[1]
C000000954 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[1]
C000000954 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[1]
C000000954 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000000954 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[1]
C000000954 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[1]
C000000954 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[1]
C000000954 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000954 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000954 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000954 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000954 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000954 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000954 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000954 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000954 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000954 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000000954 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000954 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[2]
C000000955 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[3]
C000000955 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[3]
C000000955 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[3]
C000000955 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[3]
C000000955 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[3]
C000000955 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[3]
C000000955 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000000955 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[3]
C000000955 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[3]
C000000955 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[3]
C000000955 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000955 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000000955 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000955 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000955 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000955 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000000955 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000000955 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000000955 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000000955 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000000955 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000955 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[4]
C000170067 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[5]
C000170067 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[5]
C000170067 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[5]
C000170067 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[5]
C000170067 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[5]
C000170067 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[5]
C000170067 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000170067 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[5]
C000170067 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[5]
C000170067 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[5]
C000170067 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170067 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000170067 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170067 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170067 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170067 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170067 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170067 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000170067 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170067 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000170067 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170067 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[6]
C000170068 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[7]
C000170068 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[7]
C000170068 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[7]
C000170068 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[7]
C000170068 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[7]
C000170068 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[7]
C000170068 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000170068 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[7]
C000170068 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[7]
C000170068 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[7]
C000170068 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170068 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000170068 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170068 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170068 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170068 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170068 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170068 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000170068 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170068 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000170068 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170068 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[8]
C000170069 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[9]
C000170069 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[9]
C000170069 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[9]
C000170069 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[9]
C000170069 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[9]
C000170069 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[9]
C000170069 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000170069 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[9]
C000170069 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[9]
C000170069 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[9]
C000170069 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170069 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000170069 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170069 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170069 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170069 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170069 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170069 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000170069 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170069 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000170069 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170069 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[10]
C000170066 [Member] | AT And T Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%	[11]
C000170066 [Member] | Bank of America Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%	[11]
C000170066 [Member] | Cisco Systems Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%	[11]
C000170066 [Member] | JPMorgan Chase And Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%	[11]
C000170066 [Member] | Assurant Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%	[11]
C000170066 [Member] | Medtronic PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[11]
C000170066 [Member] | UnitedHealth Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000170066 [Member] | Aon PLC Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%	[11]
C000170066 [Member] | Bristol Myers Squibb Co [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[11]
C000170066 [Member] | L3Harris Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[11]
C000170066 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000170066 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000170066 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000170066 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000170066 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170066 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000170066 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000170066 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C000170066 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C000170066 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C000170066 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000170066 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[12]
C000000956 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000000956 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000000956 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000000956 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[13]
C000000956 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[13]
C000000956 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000000956 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000000956 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000000956 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000000956 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[13]
C000000956 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000956 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000956 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000956 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000956 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000956 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000000956 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000956 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000956 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000956 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000956 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000956 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000000956 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000957 [Member] | Amphenol Corp Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000000957 [Member] | HubSpot Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000000957 [Member] | Axon Enterprise Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000000957 [Member] | CoStar Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%	[14]
C000000957 [Member] | AMETEK Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%	[14]
C000000957 [Member] | Keysight Technologies Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000000957 [Member] | Burlington Stores Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000000957 [Member] | Verisk Analytics Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000000957 [Member] | Pool Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000000957 [Member] | Gartner Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%	[14]
C000000957 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000957 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000000957 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C000000957 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000000957 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C000000957 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.70%
C000000957 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000000957 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C000000957 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000957 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C000000957 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C000000957 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C000000957 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000959 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[15]
C000000959 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000000959 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000000959 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[15]
C000000959 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[15]
C000000959 [Member] | Privia Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000000959 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000000959 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000000959 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[15]
C000000959 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[15]
C000000959 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000959 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000959 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000959 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000959 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000959 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000000959 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000959 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000959 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000959 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000959 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000959 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000959 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000000960 [Member] | Insmed Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%	[16]
C000000960 [Member] | First Horizon Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000000960 [Member] | Genius Sports Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000000960 [Member] | Construction Partners Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%	[16]
C000000960 [Member] | The Baldwin Insurance Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%	[16]
C000000960 [Member] | Privia Health Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000000960 [Member] | Esab Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000000960 [Member] | Texas Capital Bancshares Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000000960 [Member] | Curtiss Wright Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%	[16]
C000000960 [Member] | Alamos Gold Inc Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%	[16]
C000000960 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000960 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000000960 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000960 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000960 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000000960 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000000960 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000960 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C000000960 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C000000960 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000960 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000960 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000960 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.00%)
C000000961 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[17]
C000000961 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000000961 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[17]
C000000961 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[17]
C000000961 [Member] | Renesas Electronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[17]
C000000961 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[17]
C000000961 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000000961 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[17]
C000000961 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[17]
C000000961 [Member] | Cie de Saint Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[17]
C000000961 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000961 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000961 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000961 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000961 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000961 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000961 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000961 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000961 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000961 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000961 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000961 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000961 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000961 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000962 [Member] | Shell PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[18]
C000000962 [Member] | Ferguson Enterprises Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000000962 [Member] | LVMH Moet Hennessy Louis Vuitton SE [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%	[18]
C000000962 [Member] | Enel SpA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%	[18]
C000000962 [Member] | Renesas Electronics Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%	[18]
C000000962 [Member] | GSK PLC [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%	[18]
C000000962 [Member] | ING Groep NV [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000000962 [Member] | Sanofi SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%	[18]
C000000962 [Member] | Mizuho Financial Group Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%	[18]
C000000962 [Member] | Cie de Saint Gobain SA [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%	[18]
C000000962 [Member] | AUSTRIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000962 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C000000962 [Member] | BERMUDA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000962 [Member] | SWITZERLAND
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000000962 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000962 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C000000962 [Member] | GERMANY
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C000000962 [Member] | SPAIN
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000962 [Member] | ITALY
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000962 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C000000962 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000000962 [Member] | NETHERLANDS
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C000000962 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000962 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000963 [Member] | Midea Group Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000000963 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[19]
C000000963 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[19]
C000000963 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[19]
C000000963 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[19]
C000000963 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000000963 [Member] | Uni President Enterprises Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[19]
C000000963 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[19]
C000000963 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[19]
C000000963 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[19]
C000000963 [Member] | India [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000963 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000963 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000963 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000963 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000963 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000000963 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000963 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000963 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000963 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000963 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000963 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000963 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000963 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000963 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000000963 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000963 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000964 [Member] | Midea Group Co Ltd Cl A [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000000964 [Member] | Taiwan Semiconductor Manufacturing Co Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%	[20]
C000000964 [Member] | Tencent Holdings Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%	[20]
C000000964 [Member] | MercadoLibre Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%	[20]
C000000964 [Member] | MakeMyTrip Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%	[20]
C000000964 [Member] | Credicorp Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000000964 [Member] | Uni President Enterprises Corp [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%	[20]
C000000964 [Member] | SK Hynix Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%	[20]
C000000964 [Member] | ANTA Sports Products Ltd [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%	[20]
C000000964 [Member] | MediaTek Inc [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%	[20]
C000000964 [Member] | India [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C000000964 [Member] | FRANCE
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000964 [Member] | JAPAN
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000964 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000964 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000964 [Member] | TAIWAN
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C000000964 [Member] | URUGUAY
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000000964 [Member] | SOUTH AFRICA
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000964 [Member] | PERU
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000964 [Member] | KOREA, REPUBLIC OF
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000000964 [Member] | LUXEMBOURG
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000000964 [Member] | MEXICO
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000000964 [Member] | HONG KONG
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000000964 [Member] | CHILE
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000000964 [Member] | CHINA
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C000000964 [Member] | BRAZIL
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000000964 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000965 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000965 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000965 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000965 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000965 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000000965 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000965 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000965 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000965 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000965 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000965 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000965 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000965 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000965 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000965 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000000965 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000965 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000965 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000000965 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[21]
C000000965 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000965 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000966 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000966 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000966 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000966 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000000966 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000000966 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000000966 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000966 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000000966 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C000000966 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C000000966 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000000966 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C000000966 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C000000966 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000966 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	46.90%
C000000966 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C000000966 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000000966 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.90%
C000000966 [Member] | Rights [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[22]
C000000966 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000000966 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000967 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000000967 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000967 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000967 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000967 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000967 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000967 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000967 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000967 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000967 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000967 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000000967 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000000967 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000967 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000967 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000967 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000000967 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[23]
C000000967 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000000967 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000968 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	40.60%
C000000968 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000968 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000968 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000968 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000000968 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000968 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000968 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000000968 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000000968 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000000968 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.50%
C000000968 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.80%
C000000968 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000968 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C000000968 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000000968 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.50%
C000000968 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%	[24]
C000000968 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.70%
C000000968 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000969 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000000969 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000969 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000969 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000969 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000969 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000969 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000969 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000000969 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000969 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000969 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000969 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000969 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000969 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000969 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000969 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000969 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000969 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000969 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000969 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000000969 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000000970 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.40%
C000000970 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000000970 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000970 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C000000970 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C000000970 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000000970 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000000970 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000000970 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000000970 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000000970 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C000000970 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000000970 [Member] | US Treasury Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	45.10%
C000000970 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000970 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C000000970 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000000970 [Member] | U S Government Agencies Collateralized Municipal Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C000000970 [Member] | U S Government Agencies Mortgage Backed [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000000970 [Member] | U S Government Agencies Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000000970 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.20%
C000000970 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061523 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061523 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000061523 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000061523 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061523 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061523 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061523 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000061523 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061523 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061523 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000061523 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061523 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000061524 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061524 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.20%
C000061524 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C000061524 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000061524 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C000061524 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C000061524 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000061524 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000061524 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000061524 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000061524 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000061524 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C000069513 [Member] | Multi State [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069513 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069513 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069513 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000069513 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069513 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069513 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069513 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069513 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000069513 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069513 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069513 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069513 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000069513 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069513 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069513 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069513 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000069513 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069513 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069513 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000069513 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069513 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069513 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069513 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069513 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069513 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069513 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069513 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069513 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069513 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069513 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069513 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000069513 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069513 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069513 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069513 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069513 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069513 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069513 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069513 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069513 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069513 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000069514 [Member] | Multi State [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069514 [Member] | U S Related [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000069514 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069514 [Member] | Education [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000069514 [Member] | Medical [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000069514 [Member] | Airport [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C000069514 [Member] | Housing [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000069514 [Member] | School District [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C000069514 [Member] | Development [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C000069514 [Member] | Water And Sewer [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C000069514 [Member] | Power [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000069514 [Member] | Tobacco Settlement [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000069514 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C000069514 [Member] | Transportation Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000069514 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069514 [Member] | Nursing Homes [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000069514 [Member] | TEXAS
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C000069514 [Member] | WASHINGTON
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069514 [Member] | NEW JERSEY
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069514 [Member] | NEW YORK
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000069514 [Member] | OHIO
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069514 [Member] | OKLAHOMA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069514 [Member] | PENNSYLVANIA
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069514 [Member] | TENNESSEE
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000069514 [Member] | ARIZONA
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000069514 [Member] | CALIFORNIA
Holdings [Line Items]
Percent of Net Asset Value	16.20%
C000069514 [Member] | ALABAMA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069514 [Member] | COLORADO
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000069514 [Member] | DISTRICT OF COLUMBIA
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000069514 [Member] | FLORIDA
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000069514 [Member] | GEORGIA
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C000069514 [Member] | ILLINOIS
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000069514 [Member] | MASSACHUSETTS
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000069514 [Member] | MICHIGAN
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069514 [Member] | SOUTH CAROLINA
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000069514 [Member] | LOUISIANA
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000069514 [Member] | WISCONSIN
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069514 [Member] | VIRGINIA
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000069514 [Member] | ARKANSAS
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000069514 [Member] | UTAH
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000069514 [Member] | General Obligation [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C000069514 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110247 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110247 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000110247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110247 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000110247 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110247 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110247 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000110247 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110247 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000110247 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110247 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110247 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110247 [Member] | Net Other Assets and Liabilites [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000110247 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000110247 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000110248 [Member] | Government Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000110248 [Member] | Net Other Assets and Liabilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000110248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000110248 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000110248 [Member] | Investment Companies Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110248 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C000110248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C000110248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C000110248 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C000110248 [Member] | Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C000110248 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000110248 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110248 [Member] | Net Other Assets and Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	(2.00%)
C000110248 [Member] | Investment Companies [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000110248 [Member] | Municipal Securities [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000110248 [Member] | Corporate Bonds and Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	94.60%
C000110248 [Member] | Foreign Governmental [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%

[1]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[2]	Amount represents less than .01%.
[3]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[4]	Amount represents less than .01%.
[5]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[6]	Amount represents less than .01%.
[7]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[8]	Amount represents less than .01%.
[9]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[10]	Amount represents less than .01%.
[11]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[12]	Amount represents less than .01%.
[13]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[14]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[15]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[16]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[17]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[18]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[19]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[20]	Excludes money market funds or other short-term securities held for the investment of cash and cash collateral for securities loaned, if any.
[21]	Amount represents less than .01%.
[22]	Amount represents less than .01%.
[23]	Amount represents less than .01%.
[24]	Amount represents less than .01%.